As filed with the Securities and Exchange Commission on March 19, 2014.

1933 Act Registration No. 333-170606
1940 Act Registration No. 811-22495

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 8	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 9	[X]

CURIAN SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
Diana R. Gonzalez, Esq.	K&L Gates LLP
Curian Series Trust	70 West Madison Street
Assistant Vice President	Suite 3100
225 West Wacker Drive, Suite 1200	Chicago, Illinois 60602-4207
Chicago, IL 60606	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on November 1, 2011 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
This Post-Effective Amendment No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 7 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 19th day of March, 2014.

CURIAN SERIES TRUST

__/s/ Diana R. Gonzalez______________________*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

__/s/ Diana R. Gonzalez ______________________*	March 19, 2014
David W. Agostine
Trustee

__/s/ Diana R. Gonzalez ______________________*	March 19, 2014
Michael A. Bell
Trustee

__/s/ Diana R. Gonzalez ______________________*
Gregory P. Contillo	March 19, 2014
Trustee

__/s/ Diana R. Gonzalez ______________________*	March 19, 2014
Daniel W. Koors
Treasurer and Chief Financial Officer

__/s/ Diana R. Gonzalez ______________________*	March 19, 2014
Dylan E. Taylor
Trustee

__/s/ Diana R. Gonzalez ______________________*	March 19, 2014
Mark S. Wehrle
Trustee

__/s/ Diana R. Gonzalez ______________________*	March 19, 2014
Scot T. Wetzel
Trustee

* By Diana R. Gonzalez, Attorney In Fact

EXHIBIT LIST

Exhibit	Exhibit
Number 28	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase